Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Prepayments	3,136	3,383
Other receivables	268	379
	3,404	3,762